UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):[ x ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     August 1, 2008

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total:      $131,526


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                Title of                      Value      Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                  class              CUSIP      (x$1000)   Prn Amt Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------   ---------  --------  -------- --- ---- -------  ----------------------------
ABERDEEN ASIA PAC INC           COM                003009107  20227         33600SH       SOLE                  0      033600
ACCURAY INC.                    COM                           77183        105875SH       SOLE                  0      0105875
ANAREN INC CMN                  COM                032744104  109108       103224SH       SOLE                  0      0103224
BERKSHIRE HATHAWAY CL B         CL B               084670207  682441         1701SH       SOLE                  0      01701
BLACKROCK CA INS MUN 2008       COM                09247g108  17700         11800SH       SOLE                  0      011800
CENTRAL EUROPE AND RUSS         COM                153436100  223237        42352SH       SOLE                  0      042352
CHESAPEAKE ENERGY CORP          COM                165167107  544038        82480SH       SOLE                  0      082480
CIMAREX ENERGY CO CMN           COM                171798101  526636        75590SH       SOLE                  0      075590
CISCO SYSTEMS, INC. CMN         COM                17275r102  31996         13756SH       SOLE                  0      013756
CLEVELAND CLIFFS,INC            COM                185896107  505604        42420SH       SOLE                  0      042420
DOW CHEMICAL CO CMN             COM                260543103  271670        77820SH       SOLE                  0      077820
E M C CORP MASS                 COM                268648102  152732       103970SH       SOLE                  0      0103970
ENCORE ACQUISITION CO           COM                29255w100  345272        45920SH       SOLE                  0      045920
FAIRFAX FINANCIAL HLDG          SUB VTG            303901102  274999        10831SH       SOLE                  0      010831
GENERAL DYNAMICS CORP           COM                369550108  523682        62195SH       SOLE                  0      062195
GMX RESOURCES INC CMN           COM                38011m108  513735        69330SH       SOLE                  0      069330
GREENBRIER COS INC              COM                393657101  92456         45545SH       SOLE                  0      045545
H&E EQUIPMENT SVCS              COM                404030108  61101         50833SH       SOLE                  0      050833
ISHARES MSCI BRAZIL INDX        MSCI BRAZIL        464286400  370554        41500SH       SOLE                  0      041500
ISHARES MSCI PAC EX JAPAN       MSCI PAC J IDX     464286665  415687        30545SH       SOLE                  0      030545
ISHARES SILVER TRUST ETF        ISHARES            46428q109  277537        16077SH       SOLE                  0      016077
JOHNSON & JOHNSON CMN           COM                478160104  537194        83493SH       SOLE                  0      083493
KAYNE ANDERSON EN TOT RT        COM                48660p104  45439         15575SH       SOLE                  0      015575
KEY ENERGY SERVICES INC         COM                492914106  178926        92135SH       SOLE                  0      092135
LEUCADIA NATIONAL               COM                527288104  649180       138300SH       SOLE                  0      0138300
MKT VECTORS ETF TR              GOLD MINER ETF     57060u100  463476        95385SH       SOLE                  0      095385
MICROSOFT CORP                  COM                594918104  255982      93050.5SH       SOLE                  0      093050
ONEOK INC CMN                   UNIT LTD PARTN     682680103  453484        92870SH       SOLE                  0      092870
PETRO-CANADA (CDN SHARES)       COM                71644e102  298569        53555SH       SOLE                  0      053555
PHARMACEUTICAL PROD DEVEL       COM                717124101  276941        64555SH       SOLE                  0      064555
PORTFOLIO RECOVERY ASSOC        COM                73640q105  328305        87548SH       SOLE                  0      087548
POSCO SPONSORED ADR CMN         SPONSORED ADR      693483109  272668        21010SH       SOLE                  0      021010
POWERSHARES DB AGRICULT         DB AGRICULT FD     73936b408  99564         24475SH       SOLE                  0      024475
POWERSHARES DB ENERGY FD        DB ENERGY FUND     73936b101  134875        24725SH       SOLE                  0      024725
POWERSHARES DYN BIO & GEN       DYN BIOT & GEN     73935x856  171900       100000SH       SOLE                  0      0100000
PWRSHRS WILDERHILL CLN EN       WILDERHILL PRO     73935x500  282879       144695SH       SOLE                  0      0144695
PROSHARES TR SHT S&P500         SHORT S&P 500      74347r503  272989        39835SH       SOLE                  0      039835
SK TELECOM CO LTD SPON          SPONSORED ADR      78440p108  360391       173515SH       SOLE                  0      0173515
SPDR GOLD TRUST ETF             GOLD SHS           78463v107  309892        33905SH       SOLE                  0      033905
SUNOPTA INC CMN                 COM                8676ep108  203785       392650SH       SOLE                  0      0392650
SUPERIOR ENERGY SERVICES        COM                868157108  504945        91575SH       SOLE                  0      091575
TEMPLETON GLOBAL INC FD         COM                880198106  389570       439200SH       SOLE                  0      0439200
TRANSOCEAN INC. CMN             SHS                g90073100  401974        26378SH       SOLE                  0      026378
WINTHROP REALTY TR              SH BEN INT         976391102  63540        176500SH       SOLE                  0      0176500
WISDOMTREE DREY CHIN YUAN       CHINESE YUAN ETF   97717w182  53940         21120SH       SOLE                  0      021120
WISDOMTREE DREY EURO FD         DREY EURO ETF      97717w174  55360         21625SH       SOLE                  0      021625
WISDOMTREE TR DREY JPY          JAPANESE YEN F     97717w224  54848         22125SH       SOLE                  0      022125
WSTRN ASSET/CLYMRE US IN2       COM                95766r104  14663         11950SH       SOLE                  0      011950
